Business Combination - Anguo (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Purchase price allocation
Amortization of intangible assets			¥ 27,061	¥ 115,037
Goodwill		$ 1,824	¥ 12,697	¥ 147,296
Anguo
Business combinations
Percentage of equity interest acquired		100.00%	100.00%
Purchase price allocation
Fair value of liabilities to be assumed	¥ 34,081
Cash consideration	33,459
Total consideration	¥ 67,540
Cash and cash equivalents			¥ 412
Restricted time deposits			5,000
Other working capital			39,065
Goodwill			7,313
Deferred tax liability			5,250
Total			67,540
License
Purchase price allocation
Weighted-average amortization period		15 years
License | Anguo
Purchase price allocation
Amortization of intangible assets			¥ 21,000
Weighted-average amortization period	15 years